Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net loss	$ (1,819,387)	$ (697,941)	$ (7,081,647)
Adjustments to reconcile net (loss) to net cash (used in) provided by operating activities:
Provision for allowance for credit losses on accounts receivable, other current assets, and advances to suppliers	4,065,699	1,413,216	645,493
(Reversal of) provision for obsolete inventories	(14,310)	(53,314)	63,716
Depreciation	2,006,996	2,993,285	7,235,797
Amortization of intangible assets and other asset	110,315
Amortization of convertible note discount	3,345	68,241
Loss on disposal of property, equipment and software	49,963	96,131	3,001,559
Impairment of property, equipment and software			1,468,014
Stock-based payments for consulting services	136,000	204,000	23,100
Stock-based compensation to employees	820,400	1,360,000
Impairment on cryptocurrencies			1,517,172
(Gain) on sales of cryptocurrencies			(679,111)
Loss (gain) on disposals/dissolutions of subsidiaries	136,456	16,184	(3,106,798)
Loss on long-term investment	19,044	8,031	261,397
Exchange difference	(92,464)	594,137	1,524,177
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(2,424,728)	(393,934)	(3,964,973)
Decrease (increase) in accounts receivable from related parties	321,971	(197,096)	238,806
(Increase) decrease in inventories	(5,171,430)	(1,786,825)	101,792
Cryptocurrencies - mining and purchases			(5,026,628)
Decrease in other non-current assets	799,664	919,081	967,407
Decrease (increase) in other receivables and prepaid expenses	709,355	(53,329)	(183,808)
(Increase) decrease in advances to suppliers	(2,543,069)	(6,266,842)	656,158
(Decrease) Increase in amounts due to/from related parties	(1,348,744)	494,889
(Decrease) increase in other payables and accrued expenses	(567,733)	(465,678)	798,636
Increase in advances from customers	2,304,752	593,429	235,823
(Decrease) increase in advances from related parties	(52,001)	509	(17,192)
Increase in payroll payable and benefits	272,408	199,360	177,953
(Decrease) increase in lease liability		(4,082)	(84,161)
(Decrease) in accounts payable	(110,335)	(1,364,282)	(5,986,490)
Increase (decrease) in income tax payable	3,245	(3,187)	(297,890)
Net cash (used in) operating activities	(2,384,588)	(2,326,017)	(7,511,698)
INVESTING ACTIVITIES
Proceeds from sales of cryptocurrencies			5,017,732
Proceeds from disposal of property, equipment and software			1,082,272
Purchases of property, equipment and software	(1,053,587)	(1,209,613)	(1,793,342)
Acquisition of cash in connection with a business acquisition		589	3,895
Cash paid for equity investments	(22,252)
Net cash (used in) provided by investing activities	(1,075,839)	(1,209,024)	4,310,557
FINANCING ACTIVITIES
Proceeds from borrowings under short-term loans	1,807,936	8,766,614	7,441,600
Proceeds from borrowings under long-term loans	6,258,240
Repayment of short-term loans	(8,427,763)	(7,225,528)	(7,418,884)
Repayment of long-term loans	(58,827)
Proceeds from issuance of ordinary shares	4,169,390	1,748,258
Proceeds from issuance of convertible note		550,000
Net cash provided by financing activities	3,748,976	3,839,344	22,716
Effect of exchange rate changes on cash and cash equivalents	(12,772)	(26,688)	(329,601)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	275,777	277,615	(3,508,026)
CASH AND CASH EQUIVALENTS, BEGINNING	1,300,855	1,023,240	4,531,266
CASH AND CASH EQUIVALENTS, ENDING	1,576,632	1,300,855	1,023,240
Cash paid during the year
Income taxes	10,896	8,180	69,869
Interest	$ 404,708	$ 512,389	$ 553,885